Trade and other payables	12 Months Ended
Dec. 31, 2019
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Trade and other payables

28. Trade and other payables

	2019 £m	2018 £m
Trade payables	4,144	3,645
Wages and salaries	1,470	1,355
Social security	164	139
ViiV Healthcare put option	1,011	1,240
Other payables	515	401
Deferred income	158	216
Customer return and rebate accruals	5,108	5,064
Other accruals	2,369	1,977

	14,939	14,037

Trade and other payables included £63 million (2018 – £64 million) due to associates and joint ventures. The Group provides limited supplier financing arrangements to certain customers. The amounts involved at 31 December 2019 were not material.
Revenue recognised in the year that was included in deferred income at 1 January 2019 was £72 million (2018 – £66 million).
Customer return and rebate accruals are provided for by the Group at the point of sale in respect of the estimated rebates, discounts or allowances payable to customers, and included £4,200 million (2018 – £4,356 million)
in respect of US Pharmaceuticals and Vaccines, as more fully described in the Group financial review on page 72. Accruals are made at the time of sale but the actual amounts paid are based on claims made some time after the initial recognition of the sale. As the amounts are estimated, they may not fully reflect the final outcome and are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The level of accrual is reviewed and adjusted quarterly in light of historical experience of actual amounts paid and any changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.
Pfizer’s put option over its shareholding in ViiV Healthcare is currently exercisable. Pfizer may request an IPO of ViiV Healthcare at any time and if either GSK does not consent to such IPO or an offering is not completed within nine months, Pfizer could require GSK to acquire its shareholding. The amount of the liability for this put option, which is held on the gross redemption basis, is derived from an internal valuation of the ViiV Healthcare business, utilising both discounted forecast future cash flow and multiples-based methodologies.
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2019 £m
10% increase in sales forecasts	119
10% decrease in sales forecasts	(118)
10 cent appreciation of US Dollar	58
10 cent depreciation of US Dollar	(49)
10 cent appreciation of Euro	37
10 cent depreciation of Euro	(31)

An explanation of the accounting for ViiV Healthcare is set out on page
51
.